Overview (Details)	0 Months Ended	12 Months Ended
	Aug. 06, 2013	Dec. 31, 2014 t Subsidiary Vessel Fleet
Background [Abstract]
Number of vessels in operation		14
Number of vessels under construction		10
Average age of vessels		5 years 8 months 12 days
Total number of fleet		24
Management and organizational structure [Abstract]
Common stock, issued through IPO (in shares)	10,000,000
Ownership interest (in hundredths)	100.00%
Number of wholly owned subsidiaries		32
Schedule of fleet [Abstract]
Deadweight		970,506
Ardmore Seavaliant [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		49,998
IMO		3
Built date		Feb-13
Type		Product/Chemical
Specification		Eco-design
Ardmore Seaventure [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		49,998
IMO		3
Built date		Jun-13
Type		Product/Chemical
Specification		Eco-design
Ardmore Seavantage [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		49,997
IMO		3
Built date		Jan-14
Type		Product/Chemical
Specification		Eco-design
Ardmore Seavanguard [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		49,998
IMO		3
Built date		Feb-14
Type		Product/Chemical
Specification		Eco-design
Ardmore Endeavour [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		49,997
IMO		3
Built date		Jul-13
Type		Product/Chemical
Specification		Eco-design
Ardmore Seafarer [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		45,744
IMO		3
Built date		Aug-04
Type		Product/Chemical
Specification		Eco-mod
Ardmore Seatrader [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		47,141
IMO		0
Built date		Dec-02
Type		Product
Specification		Eco-mod
Ardmore Seamaster [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		45,840
IMO		3
Built date		Sep-04
Type		Product/Chemical
Specification		Eco-mod
Ardmore Seamariner [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		45,726
IMO		0
Built date		Oct-06
Type		Product
Specification		Eco-mod
Ardmore Sealeader [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		47,463
IMO		0
Built date		Aug-08
Type		Product
Specification		Eco-mod
Ardmore Sealifter [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		47,472
IMO		0
Built date		Jul-08
Type		Product
Specification		Eco-mod
Ardmore Centurion [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		29,006
IMO		2
Built date		Nov-05
Type		Product/Chemical
Specification		Eco-mod
Ardmore Calypso [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		17,589
IMO		2
Built date		Jan-10
Type		Product/Chemical
Specification		Eco-mod
Ardmore Capella [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		17,567
IMO		2
Built date		Jan-10
Type		Product/Chemical
Specification		Eco-mod
Spp Hull S1162 [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		50,300
IMO		3
Expected built date		2Q15
Type		Product/Chemical
Specification		Eco-design
SPP Hull S-1163 [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		50,300
IMO		3
Expected built date		2Q15
Type		Product/Chemical
Specification		Eco-design
SPP Hull S-1171 [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		50,300
IMO		3
Expected built date		3Q15
Type		Product/Chemical
Specification		Eco-design
SPP Hull S-1172 [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		50,300
IMO		3
Expected built date		4Q15
Type		Product/Chemical
Specification		Eco-design
HMD Hull H-2480 [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		37,764
IMO		2
Expected built date		1Q15
Type		Product/Chemical
Specification		Eco-design
HMD Hull H-2481 [Member] | Korea
Schedule of fleet [Abstract]
Deadweight		37,791
IMO		2
Expected built date		1Q15
Type		Product/Chemical
Specification		Eco-design
FKA Hull N-2062 [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		25,215
IMO		2
Expected built date		1Q15
Type		Product/Chemical
Specification		Eco-design
FKA Hull N-2063 [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		25,000
IMO		2
Expected built date		1Q15
Type		Product/Chemical
Specification		Eco-design
FKA Hull N-2065 [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		25,000
IMO		2
Expected built date		3Q15
Type		Product/Chemical
Specification		Eco-design
FKA Hull N-2067 [Member] | Japan
Schedule of fleet [Abstract]
Deadweight		25,000
IMO		2
Expected built date		4Q15
Type		Product/Chemical
Specification		Eco-design
GA Holdings LLC [Member]
Management and organizational structure [Abstract]
Number of shares exchanged for reorganization (in shares)	8,049,500	8,050,000
Ownership interest (in hundredths)	44.60%	31.00%
Public Investor [Member]
Management and organizational structure [Abstract]
Ownership interest (in hundredths)	55.40%	69.00%